Stock-Based Compensation - Total Gross Unrecognized Estimated Compensation Expense and Expected Weighted-Average Periods (Detail) - Restricted Stock and Restricted Stock Units [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized estimated compensation expense for equity awards	$ 16,190
Weighted-average period for expense recognition	1 year 8 months 12 days